Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deductible VAT input	¥ 630,369		¥ 118,177
Prepaid rental and deposits	276,577		48,929
Prepayments to vendors	240,345		218,660
Receivables related to rebate	0		28,491
Others	326,561		68,615
Less:Allowance for Credit Losses	(14,172)		(2,192)
Total	¥ 1,459,680	$ 205,199	¥ 480,680